Share based Payments - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2022 shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2022 shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2020 shares	Jun. 30, 2020 shares	Jun. 30, 2019 $ / shares	Jun. 30, 2016
Disclosure of other equity instruments [line items]
Options granted				0				0
Granted during the fiscal year Number				0				0
Performance Rights Issued to Non Executive Directors [member] | Share consolidation adjustment [member]
Disclosure of other equity instruments [line items]
Weighted average share price on the exercising date | $ / shares		$ 0.523				$ 0.276			$ 0.257
Equity incentive plan [member]
Disclosure of other equity instruments [line items]
Options granted			0	0			0	0		0	0
Weighted average remaining contractual life of performance rights outstanding	3 years 7 months 13 days
outstanding options | shares	0	0	0	0	0	0	0	0	0	0	0
Granted during the fiscal year Number			0	0			0	0		0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Weighted average share price on the exercising date | (per share)		$ 0.535				$ 0.235			$ 0.258			$ 0.031
Dr Russell Howard [member]
Disclosure of other equity instruments [line items]
Weighted average remaining contractual life of performance rights outstanding													3 years 1 month 6 days
Russell Howard [Member]
Disclosure of other equity instruments [line items]
Share approved for issuance | shares					339,621	339,621	339,621	339,621
Weighted average remaining contractual life of performance rights outstanding					2 years 5 months 4 days
Exercise price | $ / shares						$ 0